Provisions for expected credit losses - Economics forecasts used (Details) - Base case scenario	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Calendar year 2021
Provisions for expected credit losses
Commercial property index, forecast price contraction		0.70%
Cash rate, basis points		10
Calendar year 2021 | Australia
Provisions for expected credit losses
Annual GDP, percentage of forecast growth		0.10%
Residential property prices, forecast price appreciation		11.80%
Calendar year 2021 | New Zealand
Provisions for expected credit losses
Annual GDP, percentage of forecast growth		5.60%
Residential property prices, forecast price appreciation		20.00%
Calendar year 2022
Provisions for expected credit losses
Commercial property index, forecast price contraction	4.70%	4.70%
Cash rate, basis points		10
Calendar year 2022 | Australia
Provisions for expected credit losses
Annual GDP, percentage of forecast growth	3.40%	7.40%
Residential property prices, forecast price appreciation		5.00%
Residential property prices, forecast price contraction	6.50%
Calendar year 2022 | New Zealand
Provisions for expected credit losses
Annual GDP, percentage of forecast growth	1.90%	2.30%
Residential property prices, forecast price appreciation		0.00%
Residential property prices, forecast price contraction	10.00%
Calendar year 2023
Provisions for expected credit losses
Commercial property index, forecast price contraction	3.00%
Calendar year 2023 | Australia
Provisions for expected credit losses
Annual GDP, percentage of forecast growth	1.00%
Residential property prices, forecast price contraction	7.80%
Calendar year 2023 | New Zealand
Provisions for expected credit losses
Annual GDP, percentage of forecast growth	1.60%
Residential property prices, forecast price contraction	5.00%
December 2021 | Australia
Provisions for expected credit losses
Unemployment rate, percentage		5.40%
December 2021 | New Zealand
Provisions for expected credit losses
Unemployment rate, percentage		4.20%
December 2022
Provisions for expected credit losses
Cash rate, percentage	3.35%
December 2022 | Australia
Provisions for expected credit losses
Unemployment rate, percentage	3.10%	4.00%
December 2022 | New Zealand
Provisions for expected credit losses
Unemployment rate, percentage	3.40%	3.50%
December 2023
Provisions for expected credit losses
Cash rate, percentage	3.60%
December 2023 | Australia
Provisions for expected credit losses
Unemployment rate, percentage	4.40%
December 2023 | New Zealand
Provisions for expected credit losses
Unemployment rate, percentage	3.80%